Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net Income	$ 1,177,262	$ 1,065,396	$ 965,220
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	557,283	503,224	457,085
Change in deferred taxes, net	147,454	14,687	22,002
(Gain) loss on sale of fixed assets and investments	(8,985)	(6,516)
Stock Option Compensation Expense	29,071	27,981	33,746
Cash outflow from hedging	(58,113)	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(252,794)	(300,274)	(41,994)
Inventories, net	(151,890)	18,326	(88,933)
Prepaid expenses, other current and non-current assets	(150,090)	(60,305)	(147,105)
Accounts receivable from/payable to related parties	(16,164)	(9,039)	(5,718)
Accounts payable, accrued expenses and other current and non-current liabilities	132,406	124,279	71,092
Income tax payable	41,042	(9,634)	73,164
Net cash provided by (used in) operating activities	1,446,482	1,368,125	1,338,617
Investing Activities:
Purchases of property, plant and equipment	(597,855)	(523,629)	(573,606)
Proceeds from sale of property, plant and equipment	27,325	16,108	11,730
Disbursements of loans to related parties	0		0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,785,329)	(764,338)	(188,113)
Proceeds from divestitures	9,990	146,835	51,965
Net cash (used in) provided by investing activities	(2,345,869)	(1,125,024)	(698,024)
Financing Activities:
Short-term borrowings, net	(38,977)	22,461	(161,575)
Long-term debt and capital lease obligations, net	1,748,870	(125,595)	143,299
Redemption of Trust Preferred Securities	653,760	0	0
Increase (decrease) of accounts receivable securitization program	24,500	296,000	(325,000)
Proceeds from exercise of stock options	94,893	109,518	72,394
Payment of dividends [N]	(280,649)	(231,967)	(231,940)
Capital (decrease) increase	0		0
Distributions to noncontrolling interests	(129,542)	(111,550)	(68,004)
Contributions from noncontrolling interests	27,824	26,416	12,699
Net cash (used in) provided by financing activities	793,159	(14,717)	(558,127)
Effect of exchange rate changes on cash and cash equivalents	40,650	(6,739)	(2,825)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(65,578)	221,645	79,641
Cash and cash equivalents at beginning of period	522,870	301,225	221,584
Cash and cash equivalents at end of period	457,292	522,870	301,225
Issuers [Member] | FMC Finance III [Member]
Operating Activities:
Net Income		492	495
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	0
Accounts receivable from/payable to related parties	(12,372)	30	208
Accounts payable, accrued expenses and other current and non-current liabilities	13,775	(6)	(15)
Income tax payable	2,016	(6)	(160)
Net cash provided by (used in) operating activities	6,753	510	528
Financing Activities:
Payment of dividends [N]		(495)	(443)
Net cash (used in) provided by financing activities		(495)	(443)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	1	15	85
Cash and cash equivalents at beginning of period	123	108	23
Cash and cash equivalents at end of period	1	123	108
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income	3,334
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income	1,071,154	978,517	891,138
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(872,048)	(683,735)	(635,395)
Depreciation and amortization	858	1,452	1,470
Change in deferred taxes, net	12,593	(9,645)	23,191
(Gain) loss on sale of fixed assets and investments		(18)
Loss (gain) on investments		883	7,063
Write-off of loans from related parties			50
Stock Option Compensation Expense	44,807	27,981	(33,746)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(133,691)	(355)	(37,138)
Accounts receivable from/payable to related parties	(1,183,881)	76,758	(388,546)
Accounts payable, accrued expenses and other current and non-current liabilities	(40,619)	31,784	16,210
Income tax payable	80,461	24,179	(23,961)
Net cash provided by (used in) operating activities	(959,803)	447,801	(112,172)
Investing Activities:
Purchases of property, plant and equipment	(221)	(340)	(152)
Proceeds from sale of property, plant and equipment		30
Disbursements of loans to related parties	1,571,874	227,151	(7,270)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(148,331)	(273,710)	(11,841)
Proceeds from divestitures		132,823	13,380
Net cash (used in) provided by investing activities	1,423,322	85,954	(5,883)
Financing Activities:
Short-term borrowings, net	26,284		(95,795)
Long-term debt and capital lease obligations, net	(221,594)	(146,443)	396,013
Proceeds from exercise of stock options	81,883	96,204	64,271
Payment of dividends [N]		(231,967)	(231,940)
Net cash (used in) provided by financing activities	(394,076)	(282,206)	132,549
Effect of exchange rate changes on cash and cash equivalents	(216,618)	(104,396)	(14,470)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(147,175)	147,153	24
Cash and cash equivalents at beginning of period	147,177	24
Cash and cash equivalents at end of period	2	147,177	24
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income	14,915	31,136	3,305
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	49,207	47,161	38,029
Change in deferred taxes, net	2,724	(2,636)	4,707
(Gain) loss on sale of fixed assets and investments	(184)	155	411
Loss (gain) on investments		28
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(13,401)	(11,037)	(13,874)
Inventories, net	(47,022)	6,063	(27,435)
Prepaid expenses, other current and non-current assets	(3,048)	804	9,921
Accounts receivable from/payable to related parties	(51,617)	105,072	7,308
Accounts payable, accrued expenses and other current and non-current liabilities	28,385	22,268	12,731
Net cash provided by (used in) operating activities	(19,855)	199,014	35,103
Investing Activities:
Purchases of property, plant and equipment	(54,545)	(31,749)	(65,684)
Proceeds from sale of property, plant and equipment	775	1,099	731
Disbursements of loans to related parties	200	180	178
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(4,554)	(19,881)	(1,900)
Net cash (used in) provided by investing activities	(57,706)	(50,351)	(66,675)
Financing Activities:
Short-term borrowings, net	77,481	(148,617)	31,716
Net cash (used in) provided by financing activities	77,481	(148,617)	31,716
Effect of exchange rate changes on cash and cash equivalents	(1)	(15)	6
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(81)	31	150
Cash and cash equivalents at beginning of period	225	194	44
Cash and cash equivalents at end of period	144	225	194
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income	633,793	617,840	538,232
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(724,492)	(664,020)	(560,286)
Depreciation and amortization	5,768	888	888
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	86,497	10,725	(18,344)
Accounts receivable from/payable to related parties	54,300	34,394	39,091
Accounts payable, accrued expenses and other current and non-current liabilities	79	1,263	(1,149)
Income tax payable	(59,093)	(30,025)	(14,338)
Net cash provided by (used in) operating activities	(3,148)	(28,935)	(15,906)
Investing Activities:
Disbursements of loans to related parties	(1,118,399)	314,665	17,240
Net cash (used in) provided by investing activities	(1,118,399)	314,665	17,240
Financing Activities:
Short-term borrowings, net	(298)
Long-term debt and capital lease obligations, net	433,455	(285,730)	(1,334)
Capital (decrease) increase	688,390
Net cash (used in) provided by financing activities	1,121,547	(285,730)	(1,334)
Cash and Cash Equivalents:
Cash and cash equivalents at beginning of period	0
Cash and cash equivalents at end of period		0
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	999,109	891,882	774,469
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	514,843	476,647	439,196
Change in deferred taxes, net	138,871	30,710	(15,491)
(Gain) loss on sale of fixed assets and investments	(8,791)	(6,653)	(353)
Loss (gain) on investments		225
Cash outflow from hedging	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(239,393)	(289,237)	(28,120)
Inventories, net	(135,071)	7,082	(49,213)
Prepaid expenses, other current and non-current assets	(99,802)	(70,862)	(93,440)
Accounts receivable from/payable to related parties	1,239,464	(314,497)	256,906
Accounts payable, accrued expenses and other current and non-current liabilities	131,427	64,804	38,065
Income tax payable	(509)	(21,201)	71,931
Net cash provided by (used in) operating activities	2,482,035	768,900	1,393,950
Investing Activities:
Purchases of property, plant and equipment	(569,645)	(522,514)	(537,167)
Proceeds from sale of property, plant and equipment	26,550	14,979	10,999
Disbursements of loans to related parties		(327,045)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(2,529,849)	(614,049)	(185,878)
Proceeds from divestitures		14,245	1,965
Net cash (used in) provided by investing activities	(3,062,954)	(1,434,384)	(710,081)
Financing Activities:
Short-term borrowings, net	(142,444)	171,078	10,943
Long-term debt and capital lease obligations, net	1,147,586	91,627	(261,528)
Increase (decrease) of accounts receivable securitization program	24,500	296,000	(325,000)
Proceeds from exercise of stock options	13,010	13,314	8,123
Payment of dividends [N]	22	(6,193)	(5,321)
Capital (decrease) increase	151,097	143,069	(1,874)
Distributions to noncontrolling interests	(129,542)	(111,550)	(68,004)
Contributions from noncontrolling interests	27,824	26,416	12,699
Net cash (used in) provided by financing activities	438,293	623,761	(629,962)
Effect of exchange rate changes on cash and cash equivalents	257,247	97,624	11,590
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	114,621	55,901	65,497
Cash and cash equivalents at beginning of period	342,401	286,500	221,003
Cash and cash equivalents at end of period	457,145	342,401	286,500
Combining Adjustment [Member]
Operating Activities:
Net Income	(1,545,043)	(1,454,471)	(1,242,419)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	1,596,540	1,347,755	1,195,681
Depreciation and amortization	(13,393)	(22,924)	(22,498)
Change in deferred taxes, net	(6,734)	(3,742)	9,595
Loss (gain) on investments		(1,136)	(7,063)
Write-off of loans from related parties			(50)
Changes in assets and liabilities, net of amounts from businesses acquired:
Inventories, net	30,203	5,181	(12,285)
Prepaid expenses, other current and non-current assets	(46)	(617)	(8,104)
Accounts receivable from/payable to related parties	(62,058)	89,204	79,315
Accounts payable, accrued expenses and other current and non-current liabilities	(641)	4,166	5,250
Income tax payable	18,167	17,419	39,692
Net cash provided by (used in) operating activities	(59,500)	(19,165)	37,114
Investing Activities:
Purchases of property, plant and equipment	26,556	30,974	29,397
Disbursements of loans to related parties	(453,675)	(214,951)	(10,148)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	897,405	143,302	11,506
Proceeds from divestitures		(233)	36,620
Net cash (used in) provided by investing activities	469,868	(40,908)	67,375
Financing Activities:
Short-term borrowings, net			(108,439)
Long-term debt and capital lease obligations, net	453,675	214,951	10,148
Payment of dividends [N]	(22)	6,688	5,764
Capital (decrease) increase	(896,987)	(143,069)	1,874
Net cash (used in) provided by financing activities	(443,334)	78,570	(90,653)
Effect of exchange rate changes on cash and cash equivalents	22	48	49
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents		18,545	13,885
Cash and cash equivalents at beginning of period	32,944	14,399
Cash and cash equivalents at end of period		$ 32,944	$ 14,399